Revenues (Details) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017		Jun. 30, 2018	Jun. 30, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 76,934,000	$ 85,405,000	[1]	$ 161,285,000	$ 169,882,000	[1]
Net pool allocation	357,000			357,000
Time charters
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	75,418,000	85,405,000		159,769,000	169,882,000
Cool pool service
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,516,000			1,516,000
Net pool allocation	$ 357,000	$ 0		$ 357,000	$ 0

[1]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd., GAS-eight Ltd. and GAS-fourteen Ltd., acquired on May 3, 2017, July 3, 2017, October 20, 2017 and April 26, 2018, respectively, from GasLog (Note 1).